UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (145.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.4%)
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	BBB	$750,000	$732,165
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	1,200,000	1,021,812
			1,753,977

Arizona (3.3%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,300,000	3,083,156
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BBB+/P	410,000	410,070
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,500,000	1,302,660
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5 1/8s, 5/15/40	A-	2,125,000	1,866,494
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	A2	1,859,000	1,707,938
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,400,000	2,623,320
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A,
5s, 7/1/40	A1	1,000,000	887,720
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	800,000	782,992
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,289,026
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	AA/P	500,000	449,405
U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,000,000	1,034,580
			15,437,361

California (24.6%)
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	A1	1,500,000	898,605
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/23	A+	1,000,000	471,430
CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	2,000,000	1,599,960
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,563,495
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	698,672
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. A, NATL, 5 3/8s, 8/15/30	Aa3	2,500,000	2,351,674
AMBAC, 5.293s, 7/1/17	A2	2,400,000	2,406,000
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	A	5,000,000	4,021,550
Ser. K, 4 5/8s, 8/1/26	A	10,000,000	8,616,200
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,800,000	1,441,530
CA Muni. Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.),
Ser. A, 5 3/4s, 7/1/40	Baa1	1,000,000	902,130
CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,054,414
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s,
12/1/23	A3	2,500,000	2,361,475
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	843,260
CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	1,000,000	925,380
CA State G.O. Bonds
6 1/2s, 4/1/33	A1	12,000,000	12,706,680
5 1/2s, 3/1/40	A1	7,450,000	7,067,368
5s, 10/1/29	A1	4,000,000	3,702,200
CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	1,000,000	1,004,920
Ser. A-1, 6s, 3/1/35	A2	1,600,000	1,564,064
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	5,250,000	4,366,478
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	1,902,120
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,069,906
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BBB-/P	775,000	610,964

Chula Vista COP, NATL, 5s, 8/1/32	A1	4,000,000	3,325,440
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	Aa3	1,915,000	1,843,168
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A,
zero %, 1/1/28 (Escrowed to maturity)	Aaa	20,000,000	8,806,000
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33	Aaa	810,000	880,130
Ser. A-1, 5s, 6/1/33	Baa3	1,050,000	692,559
Ser. S-B, zero %, 6/1/47	BB	6,000,000	90,660
M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A	3,000,000	3,011,280
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa1	6,000,000	6,930,000
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	810,342
Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa1	1,000,000	760,570
Redwood City, Elementary School Dist. G.O. Bonds,
FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,062,481
Rocklin, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/27	A1	2,000,000	690,940
Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A2	1,350,000	1,175,174
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), Ser. 97-01
5s, 9/1/20	BB+/P	1,195,000	1,118,759
5s, 9/1/29	BB+/P	1,180,000	971,813
5s, 9/1/18	BB+/P	1,030,000	986,081
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
NATL, 6 1/2s, 8/1/17	Baa1	5,000,000	5,237,750
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A,
5s, 7/1/40	A2	3,750,000	3,319,800
San Diego, Unified School Dist. G.O. Bonds (Election
of 2008), Ser. C
zero %, 7/1/40	Aa1	5,000,000	701,600
zero %, 7/1/38	Aa1	5,000,000	803,950
San Juan, Unified School Dist. G.O. Bonds, AGM, zero
%, 8/1/19	AAA	1,000,000	671,150
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	B+/P	615,000	616,341
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 7/8s, 1/1/29	A1	1,585,000	1,651,491
Turlock, Dist. Ser. A, 5s, 1/1/40	A1	3,000,000	2,677,920
			115,985,874

Colorado (1.8%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	298,152
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	765,816
CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.),
Ser. A-3, Class III, 5 1/4s, 5/1/33	A1	2,890,000	2,963,348
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	Baa1	1,250,000	1,236,988
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	3,280,000	3,181,010
			8,445,314

Delaware (0.5%)
DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.),
5.4s, 2/1/31	BBB+	1,100,000	1,026,146
DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.),
Ser. B, zero %, 1/1/40	A3	10,580,000	1,393,069
			2,419,215

District of Columbia (1.2%)
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC,
NATL, 5s, 10/1/28	Aa3	3,000,000	3,027,300
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	1,867,340
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	568,542
			5,463,182

Florida (5.9%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	3,000,000	3,165,300
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	2,190,424
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp., Inc.), Ser. A, 5 3/4s, 8/15/29	Baa1	2,500,000	2,395,575
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	1,700,000	1,617,856
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	A-	4,200,000	3,599,610
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	289,527
Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,500,000	2,515,750
Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s,
10/1/40	A2	1,500,000	1,343,580
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Ba1	1,000,000	935,670
5 3/8s, 11/15/28	BB+/F	1,000,000	806,460
Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl.
Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	2,826,180
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.

Bonds, Ser. A, 5s, 7/1/40	A	1,000,000	922,020
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts
Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	890,550
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
1 7/8s, 5/1/36	D/P	1,915,000	995,800
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/11 (In default) (NON)	D/P	2,025,000	668,250
South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s,
5/1/28	Aa3	1,500,000	1,370,114
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39	B-/P	1,480,000	922,632
5.4s, 5/1/37	BB-/P	475,000	347,990
			27,803,288

Georgia (3.1%)
Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl.
Arpt.), Ser. A, 5s, 1/1/35	A1	1,250,000	1,162,063
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A1	4,500,000	4,621,364
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds
(Georgia-Pacific Corp.), 6 1/2s, 6/1/31	Ba3	900,000	903,402
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	A+	7,500,000	6,677,775
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	1,400,000	1,272,614
			14,637,218

Hawaii (--%)
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	Aaa	115,000	115,001
			115,001

Illinois (5.9%)
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
NATL, zero %, 1/1/24	AA-	1,600,000	765,728
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,500,000	2,531,875
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A2	1,490,000	1,516,746
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,450,579
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	3,000,000	2,560,170
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	Aa3	3,775,000	3,842,573
Kendall & Kane Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	A2	1,075,000	628,467
Lake Cnty., Cmnty. Construction School Dist. G.O.
Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,069,787
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	95,137
zero %, 12/1/20	AA+	1,495,000	939,772
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	107,587
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick)
Ser. B, AGM, zero %, 6/15/43	AAA	6,500,000	709,930
Ser. A, NATL, zero %, 12/15/30	AAA	22,500,000	6,098,850
Metro. Pier & Exposition Auth. Rev. Bonds (McCormick
Place Expansion Project), NATL, 5s, 12/15/28	AAA	1,770,000	1,780,478
Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s,
6/1/28	A-	2,150,000	2,067,032
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
NATL
zero %, 4/1/25	A1	1,870,000	751,534
zero %, 4/1/21	A1	1,880,000	1,069,400
			27,985,645

Indiana (3.1%)
IN Bk. Special Program Gas Rev. Bonds, Ser. A
5 1/4s, 10/15/21	Aa3	180,000	178,533
5 1/4s, 10/15/18	Aa3	2,000,000	2,085,980
IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	Ba2	500,000	481,475
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	A2	4,000,000	3,718,280
IN State Fin. Auth. VRDN, Ser. A-3, 0.26s, 2/1/37	VMIG1	1,500,000	1,500,000
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,621,350
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,375,000	1,459,659
NATL, 5.6s, 11/1/16	Baa1	1,550,000	1,648,239
U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO,
5 3/4s, 10/1/28	AA+	1,000,000	1,043,550
			14,737,066

Iowa (1.0%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded 7/1/11)	AAA	3,430,000	3,652,264
IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BB/F	605,000	516,047
(Wartburg), Ser. A, 5s, 10/1/21	BB/F	605,000	525,382
			4,693,693

Kentucky (0.1%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	405,000	408,483
Louisville/Jefferson Cnty., Metro. Govt. College Rev.

Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	290,000	279,070
			687,553

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,854,002
			1,854,002

Maryland (0.4%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A	650,000	725,517
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	550,000	495,281
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	508,855
			1,729,653

Massachusetts (6.7%)
MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.),
Ser. B, 5s, 1/1/37	A	2,500,000	2,361,250
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	614,991
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	705,983
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	1,360,000	1,064,063
(Emerson College), Ser. A, 5s, 1/1/40	A-	4,000,000	3,518,240
MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), 5s, 2/1/36	A-	1,000,000	893,900
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (6/1/11) (Dominion Energy Brayton), Ser. 1,
5 3/4s, 5/1/19	A-	1,500,000	1,549,530
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,522,875
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,300,806
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A3	700,000	686,245
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded 12/15/12)	AAA/P	1,685,000	1,907,791
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	3,790,000	3,780,904
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,385,715
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,077,945
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	2,095,000	1,808,215
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	1,875,000	1,888,950
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35s,
12/1/42	Aa3	1,500,000	1,404,405
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded 3/7/11)	Aaa	1,600,000	1,880,128
			31,351,936

Michigan (5.4%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	1,435,000	1,135,071
Ser. A, FGIC, 5s, 7/1/30	A1	4,505,000	4,068,781
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	1,300,000	1,227,524
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM,
6s, 5/1/29	AA+	1,000,000	1,004,980
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AA+	1,425,000	1,501,993
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 7 1/2s, 7/1/39	Ba1	1,000,000	976,960
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	513,240
MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.27s,
11/1/36	VMIG1	2,900,000	2,900,000
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,478,150
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	2,000,000	1,847,000
(Henry Ford Hlth.), Ser. A, 5 1/4s, 11/15/46	A1	4,500,000	3,776,220
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,169,384
MI State Strategic Fund Mandatory Put Bonds (6/2/14)
(Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	BBB-	100,000	110,925
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Escrowed to maturity)	AAA/P	1,650,000	1,843,397
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BB	575,000	426,834
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	639,600
			25,620,059

Minnesota (1.1%)
MN State Hsg. Fin. Agcy. Rev. Bonds (Single Fam.
Mtge.), 6.05s, 7/1/31	Aa1	285,000	293,294
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes
North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	876,744
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	3,500,000	2,963,940
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,150,000	990,208
			5,124,186

Mississippi (2.0%)
Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds,
Ser. A, 5s, 5/1/37	BBB+	2,250,000	2,115,608

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	2,925,180
5 7/8s, 4/1/22	BBB	2,330,000	2,267,603
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	2,020,080
			9,328,471

Missouri (2.5%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds Ser. 2003A
(St. Luke's Health), 5 1/2s, 11/15/28 (T)	AA+	10,000,000	10,298,800
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. C, 0.25s, 9/1/30	VMIG1	1,100,000	1,100,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan), Ser. C-1, GNMA Coll., FNMA Coll.,
7.15s, 3/1/32	AAA	340,000	359,485
			11,758,285

Montana (0.3%)
MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A,
0.27s, 12/1/25	VMIG1	1,530,000	1,530,000
			1,530,000

Nebraska (0.8%)
Central Plains, Energy Rev. Bonds (NE Gas No. 1),
Ser. A, 5 1/4s, 12/1/18	Ba3	3,000,000	2,952,570
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel
Oblig. Group), 5 5/8s, 1/1/40	A-/F	925,000	876,382
			3,828,952

Nevada (9.4%)
Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33 (T)	Aa1	32,285,000	30,578,796
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aa3	5,105,000	5,048,539
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB-/P	2,075,000	1,416,623
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC
6.1s, 12/1/38	Baa2	3,000,000	3,000,900
5 1/4s, 7/1/34	Baa2	3,000,000	2,718,780
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aa1	1,000,000	990,460
Henderson, Local Impt. Dist. Special Assmt. Bonds (No.
T-17), 5s, 9/1/25	BB+/P	610,000	438,675
			44,192,773

New Jersey (6.4%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded 11/15/11)	AAA/F	1,300,000	1,382,523
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	804,160
(Cigarette Tax), 5 3/4s, 6/15/29	BBB	5,000,000	4,474,400
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	2,800,000	2,562,336
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	3,900,000	3,771,495
(NJ American Wtr.), Ser. B, 5.6s, 11/1/34	A2	500,000	486,515
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	2,683,670
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,500,000	2,224,425
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	4,036,050
NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,500,000	1,521,554
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa1	1,000,000	886,710
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. A, zero %, 12/15/30	Aa3	13,000,000	3,530,540
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A,
4 3/4s, 6/1/34	Baa3	3,000,000	1,820,340
			30,184,718

New York (5.9%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	320,000	297,430
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	1,400,000	1,376,283
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	Ba3	2,000,000	1,479,860
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	2,100,000	1,774,479
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B-	3,000,000	3,111,780
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB-	700,000	541,933
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,230,660
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	2,300,000	2,136,631
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	6,000,000	6,019,620
Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	BBB	6,000,000	6,018,660
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.

Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.),
6 5/8s, 10/1/35	BB-	670,000	667,528
Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer
Polytechnic), Ser. A, 5 1/8s, 9/1/40	A	3,385,000	3,099,577
			27,754,441

North Carolina (1.4%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
6 3/4s, 1/1/24	A-	1,000,000	1,107,630
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	744,875
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	969,200
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, 5s, 1/1/30	A2	800,000	790,328
U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A2	3,000,000	2,933,760
			6,545,793

North Dakota (0.8%)
ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.),
Ser. B, 4.8s, 7/1/37	Aa1	4,330,000	3,818,800
			3,818,800

Ohio (8.7%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds,
5 1/4s, 2/15/33 (T)	AA+	10,000,000	9,961,000
(Prairie State Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1	1,000,000	959,610
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 7/8s, 6/1/47	Baa3	5,250,000	3,442,950
5 3/4s, 6/1/34	Baa3	14,300,000	9,643,347
5 1/8s, 6/1/24	Baa3	2,050,000	1,551,255
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	2,500,000	1,958,475
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	456,323
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	3,100,000	2,903,956
OH State Air Quality Dev. Auth. FRB (Columbus Southern
Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	2,000,000	1,999,820
OH State Higher Ed. Fac. Comm. Rev. Bonds
(John Carroll U.), 5 1/4s, 11/15/33	A2	500,000	488,270
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	3,000,000	3,086,430
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	4,660,000	4,427,698
			40,879,134

Oregon (0.9%)
Keizer, Special Assmt. Bonds (Keizer Station), Ser. A,
5.2s, 6/1/31	A1	2,275,000	2,210,891
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	1,040,000	910,697
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	1,250,000	1,258,200
			4,379,788

Pennsylvania (5.2%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	1,500,000	1,003,845
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	1,919,376
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	1,056,629
5.3s, 1/1/14	BB/P	710,000	714,906
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,319,947
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D,
5s, 1/1/40	A3	1,200,000	1,155,576
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	725,000	655,212
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds
(Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	895,410
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	992,840
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint
Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,141,513
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	721,545
(Saint Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	2,691,990
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	1,971,090
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	830,364
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser.
C, zero %, 12/1/39	AA	19,000,000	3,142,790
Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	2,613,325
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,462,206	146
Pittsburgh & Allegheny Cnty., Passports & Exhib. Auth.
Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA+	1,225,000	1,153,252
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	516,835
			24,496,591

Puerto Rico (6.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. B, 6s, 7/1/39	A3	5,000,000	4,886,400
Ser. C, 6s, 7/1/39	A3	2,500,000	2,443,200
Ser. A, 5s, 7/1/16	A3	5,000,000	5,145,300
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa1	4,125,000	3,852,379
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX,
5 1/4s, 7/1/40	A3	3,000,000	2,639,250
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
Ser. AA-2, 5.3s, 7/1/35	A2	875,000	781,095
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/26	A3	1,000,000	953,120
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds
(7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	A3	1,750,000	1,823,098
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/30	A+	27,000,000	7,876,980
			30,400,822

Rhode Island (--%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	176,018
			176,018

South Carolina (2.4%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.7s, 4/1/14	BBB	1,000,000	1,066,480
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,506,575
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded 8/15/12)	AAA	2,000,000	2,178,220
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	2,445,000	2,727,422
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	305,000	340,231
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	A1	2,460,000	2,405,437
			11,224,365

South Dakota (0.7%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,450,000	2,402,666
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership), Ser.
C, 5 3/8s, 5/1/18	AAA	945,000	945,652
			3,348,318

Tennessee (1.1%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded 7/1/12)	Baa1	2,000,000	2,203,120
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,136,499
			5,339,619

Texas (16.0%)
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	B+/P	1,050,000	803,261
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	3,250,000	3,211,325
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	400,000	391,268
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Ca	500,000	193,950
5s, 3/1/41	CCC-	500,000	159,340
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB-	2,850,000	2,819,334
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	3,854,600
Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s,
12/1/33 (T)	AA+	30,000,000	29,516,400
Gulf Coast, Waste Disp. Auth. Rev. Bonds
(Valero Energy Corp.), 6.65s, 4/1/32	Baa2	1,000,000	1,000,320
Ser. A, 6.1s, 8/1/24	BBB	550,000	549,995
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas
Med. Ctr.), Ser. B-1, 0.27s, 9/1/31	VMIG1	1,900,000	1,900,000
Love Field, Arpt. Modernization Corp. Special Fac.
Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	BBB	1,750,000	1,568,770
Lower CO River Auth. Rev. Bonds, 5 3/4s, 5/15/37	A1	2,400,000	2,431,512
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,500,000	1,278,465
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	1,200,000	1,206,900
North TX, Thruway Auth. Rev. Bonds
Ser. D, AGO, zero %, 1/1/28	AAA	7,800,000	2,701,140
Ser. A, 6s, 1/1/25	A2	1,300,000	1,370,460
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	1,867,940
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15) 2043 (STP)	A2	4,000,000	2,959,680
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,350,000	2,377,495
San Antonio Wtr. Rev. Bonds, Ser. A, AGM, 5s, 5/15/32	Aa1	2,000,000	2,034,700
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.),
5 1/4s, 11/15/37	A-	1,100,000	938,806

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5s, 12/15/15	A2	3,000,000	3,101,820
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	8,000,000	7,118,400
			75,355,881

Utah (0.4%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S.
Govt.Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,900,000	1,906,042
			1,906,042

Virginia (0.6%)
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	735,000	721,344
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	2,100,000	2,292,717
			3,014,061

Washington (2.0%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	Baa3	2,000,000	1,978,460
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	887,265
6 1/2s, 6/1/26	BBB	4,840,000	4,889,223
WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med.
Ctr.), 5 1/2s, 12/1/39	Baa2	2,000,000	1,638,620
			9,393,568

West Virginia (1.2%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	BBB	3,450,000	2,919,287
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB	2,025,000	1,804,235
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	935,000	854,020
			5,577,542

Wisconsin (4.7%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)	Aaa	7,000,000	7,571,970
6 3/8s, 6/1/32 (Prerefunded 6/1/12)	Aaa	8,600,000	9,231,841
U. of WI Hosp. & Clinic Auth. VRDN, Ser. B, 0.27s,
4/1/34	VMIG1	1,000,000	1,000,000
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	2,734,100
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,547,460
			22,085,371

Wyoming (0.9%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin
Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,051,020
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	959,187
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,019,500
			4,029,707

TOTAL INVESTMENTS

Total investments (cost $715,060,257)(b)			$686,393,283

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $471,290,122.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $715,086,732, resulting in gross unrealized appreciation and depreciation of $13,732,068 and $42,425,517, respectively, or net unrealized depreciation of $28,693,449.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	31.8%
Utilities	24.6
Transportation	13.0
Local Government	11.7
State Government	10.2

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $80,354,996 were held by the TOB trust and served as collateral for $41,140,000 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $81,824 for these investments based on an average interest rate of 0.29%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	686,393,283	--

Totals by level	$--	$686,393,283	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011